Statements of Income and Changes in Plan Equity	National Bank Holdings Corporation Employee Stock Purchase Plan USD ($)
Statements of Income and Changes in Plan Equity
Participant contributions	$ 831,408
Purchases of National Bank Holdings Class A Common Stock	(831,408)
Plan equity at beginning of year at Feb. 28, 2023
Plan equity at end of year at Feb. 29, 2024
Statements of Income and Changes in Plan Equity
Participant contributions	690,377
Purchases of National Bank Holdings Class A Common Stock	(690,377)
Plan equity at end of year at Feb. 28, 2025
Statements of Income and Changes in Plan Equity
Participant contributions	646,966
Purchases of National Bank Holdings Class A Common Stock	(646,966)
Plan equity at end of year at Feb. 28, 2026